Fair value of financial instruments - Disclosure of assets and liabilities held at fair value disaggregated by product type (Details) - Level 3 - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total assets	£ 23,778	£ 24,364
Total liabilities	(8,026)	(6,834)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Total assets	2,779	2,611
Total liabilities	(36)	(374)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Total assets	97	539
Total liabilities	(887)	(1,379)
Loans
Disclosure of detailed information about financial instruments [line items]
Total assets	13,892	14,459
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Total assets	1,264	1,170
Total liabilities	(20)	(17)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Total assets	759	1,193
Total liabilities	(612)	(1,013)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Total assets	522	481
Total liabilities	£ (1,602)	£ (1,219)